Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

NOTE 25. SUPPLEMENTAL CASH FLOWS INFORMATION

Changes in operating assets and liabilities are net of acquisitions and dispositions of principal businesses.

Amounts reported in the “Proceeds from sales of discontinued operations” and “Proceeds from principal business dispositions” lines in the Statement of Cash Flows are net of cash disposed and included certain deal-related costs. Amounts reported in the “Net cash from (payments for) principal businesses purchased” line is net of cash acquired and included certain deal-related costs and debt assumed and immediately repaid in acquisitions. Amounts reported in the “Proceeds from sale of equity interest in NBCU LLC” line included certain deal-related costs.

Amounts reported in the “All other operating activities” line in the Statement of Cash Flows consist primarily of adjustments to current and noncurrent accruals, deferrals of costs and expenses and adjustments to assets. GECC had non-cash transactions related to foreclosed properties and repossessed assets totaling $218 million, $482 million and $839 million in 2014, 2013 and 2012, respectively. Certain supplemental information related to our cash flows is shown below.

For the years ended December 31 (In millions)	2014	2013	2012

GE
Net dispositions (purchases) of GE shares for treasury
Open market purchases under share repurchase program	$(2,211)	$(10,225)	$(5,005)
Other purchases	(49)	(91)	(110)
Dispositions	1,042	1,038	951
	$(1,218)	$(9,278)	$(4,164)
GECC
All other operating activities
Amortization of intangible assets	$364	$368	$349
Net realized losses on investment securities	(56)	481	31
Cash collateral on derivative contracts	745	(2,271)	2,900
Increase (decrease) in other liabilities	(1,667)	2,443	514
Other	2,873	1,089	728
	$2,259	$2,110	$4,522
Net decrease (increase) in GECC financing receivables
Increase in loans to customers	$(313,372)	$(303,839)	$(303,934)
Principal collections from customers - loans	295,198	300,514	299,343
Investment in equipment for financing leases	(8,120)	(8,652)	(9,189)
Principal collections from customers - financing leases	8,427	9,671	10,935
Net change in credit card receivables	(5,571)	(8,058)	(8,030)
Sales of financing receivables	18,764	13,298	11,801
	$(4,674)	$2,934	$926
All other investing activities
Purchases of investment securities	$(10,345)	$(16,418)	$(15,639)
Dispositions and maturities of investment securities	9,173	17,963	16,872
Decrease (increase) in other assets - investments	253	2,754	5,015
Proceeds from sales of real estate properties	566	2,735	334
Other	5,402	7,900	13,386
	$5,049	$14,934	$19,968
Newly issued debt (maturities longer than 90 days)
Short-term (91 to 365 days)	$29	$55	$59
Long-term (longer than one year)	33,820	44,220	56,583
	$33,849	$44,275	$56,642
Repayments and other reductions (maturities longer than 90 days)
Short-term (91 to 365 days)	$(47,023)	$(52,076)	$(94,114)
Long-term (longer than one year)	(4,740)	(2,479)	(9,368)
Principal payments - non-recourse, leveraged leases	(454)	(585)	(426)
	$(52,217)	$(55,140)	$(103,908)
All other financing activities
Proceeds from sales of investment contracts	$322	$491	$2,697
Redemption of investment contracts	(1,113)	(980)	(5,515)
Other	(298)	(426)	(48)
	$(1,089)	$(915)	$(2,866)